Note 7 - Income Taxes - Summary of Valuation Allowance (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
us-gaap_ValuationAllowancesAndReservesBalance	$ 11,028,724	$ 10,689,001
Charge to Cost and Expense	(625,602)	339,723
us-gaap_ValuationAllowancesAndReservesDeductions	0	0
us-gaap_ValuationAllowancesAndReservesBalance	$ 10,403,122	$ 11,028,724